Cash and Marketable Securities - Table 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash
Restricted Cash	$ 35.3	$ 36.5
Affiliate cash [Member]
Restricted Cash
Restricted Cash	11.1	15.6
Self-insured captive funds [Member]
Restricted Cash
Restricted Cash	23.5	20.4
Paid-loss deposit funds [Member]
Restricted Cash
Restricted Cash	$ 0.7	$ 0.5